Shareholder Fees - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO	Apr. 29, 2024 USD ($)
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Long-Term Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none